Note 6 - Leases - Components of Lease Income/Expense (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fixed payment operating lease expense	$ 421,159	$ 805,481
Short-term lease expense	5,402	0
Sub-lease income	$ 146,858	$ 133,900